TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (5,790)	$ (16,486)	$ (2,447)
Theoretical tax expense computed at the Israeli statutory tax rate (25%, 26.5% and 26.5% for the years 2016, 2015 and 2014, respectively)	(1,448)	(4,369)	(649)
Changes in valuation allowance	(469)	3,716	(1,328)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	(216)	679	611
Write off of prepaid and withholding taxes	1,759	1,150
Foreign tax rates differences related to subsidiaries	576	103	(34)
Non-deductible expenses and other	567	181	(381)
Non-deductible share-based compensation expense	1,435	1,896	1,831
Income tax expense	$ 2,204	$ 3,356	$ 50
Israeli Income tax rate	25.00%	26.50%	26.50%